S000077138 [Member] Investment Strategy - Putnam BioRevolution ETF	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performance Principal investment strategies
Strategy Narrative [Text Block]
The fund invests mainly in common stocks (growth or value stocks or both) of companies worldwide of any size with a focus on “biology revolution” companies. Biology revolution companies are companies that the Investment Manager, as defined below, believes offer the opportunity to capitalize on a convergence of technological developments in the life sciences sector that change the ability to understand and design biology to scale and include technology-enabling companies, biotechnology or “synthetic biology companies”, and existing companies that may benefit from the biology revolution in certain cases by reducing operational risks (i.e., providing supply chain redundancy or sourcing of new or rare materials), mitigating environmental risks (i.e., reducing greenhouse gas emissions), and/or fostering consumer demand for the company’s products.
Technology-enabling companies have products that contribute to the research, development, production, diagnosis, and treatment of biology. Examples of these products include instruments like DNA sequencers, mass spectrometers, electron microscopes and PCR technology that have helped enable advances in the fields of genomics, proteomic, and cell research. The Investment Manager believes that technology-enabling companies have the potential for increased demand for their products from companies engaged in biological research or development of biological products. “Synthetic biology companies” are companies that manufacture products made from biological materials, including companies that are engaged in redesigning organisms for useful purposes by engineering them to have new abilities to solve problems in medicine, manufacturing, and agriculture. Examples would include companies in the plant-based or alternative meat industries.
Stocks of biology revolution companies are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose revenues, earnings, or cash flows are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price.
Under normal circumstances, the fund invests at least 80% of the fund’s net assets in equity securities of biology revolution companies. This policy is non‑fundamental and may be changed only after 60 days’ notice to shareholders. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, including the health care, consumer discretionary, consumer staples, biotechnology and materials sectors.
The Investment Manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. The Investment Manager may also consider other factors that it believes will cause the stock price to rise.
The fund is “non‑diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.